BASIS OF PREPARATION - Disclosure of depreciation rates of major asset categories (Details)	12 Months Ended
Dec. 31, 2021
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Not depreciated
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Straight-line basis over 10-25 years
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Units-of-production basis
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Straight-line basis over 5-20 years
Light vehicles and other mobile equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Straight-line basis over 2-5 years
Furniture, computer and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Straight-line basis over 2-3 years